Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0000874761
Registrant Name	AES CORP
Registration File Number	333-285715
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES